Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total revenue from annuity and life insurance contracts recognized		$ 55	$ 50	$ 49
Total investment income (loss) from annuity and life insurance contracts		(130)	1,200	20
Defined Contribution Plan, Cost Recognized		72	68	84
Pension Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		9,760	$ 10,262	$ 8,130
Estimated net actuarial losses amortized into net periodic benefit cost over the next year		193
Estimated prior service cost amortized into net periodic benefit cost over the next year		$ (1)
Weighted average expected rate of return on plan assets		6.25%	6.25%	6.24%
Other Postretirement Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		$ 1,905	$ 2,129	$ 1,861
Expected future discretionary contributions		50
Estimated net actuarial losses amortized into net periodic benefit cost over the next year		13
Estimated prior service cost amortized into net periodic benefit cost over the next year		$ (7)
Weighted average expected rate of return on plan assets		5.70%	5.70%	5.76%
United States Pension Plan of US Entity, Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future discretionary contributions		$ 300
United States Pension Plan of US Entity, Non Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		1,100	$ 1,300
Expected future discretionary contributions		$ 65
Scenario, Forecast | Pension Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected rate of return on plan assets	6.00%
Scenario, Forecast | Other Postretirement Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected rate of return on plan assets	5.52%